UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

ITEM 1.  SHAREHOLDERS REPORT.

-----------------------------------------------------------------------------aai

Shareholders Report                                            December 31, 2007

--------------------------------------------------------------------------------
                                                                       armstrong
                                                                      associates
                                                                            inc.

--------------------------------------------------------------------------------
armstrong associates inc.-------------------------------------------------------

Management Report to Shareholders

Armstrong ended 2007 with total net assets of $17,466,592 and a per share price of $12.36. During the year, total distributions of $0.93 per share were paid to shareholders consisting of $0.07 in income and $0.86 in net realized long term capital gains.

The total investment return of Armstrong for the 2007 calendar year was +4.33%, assuming reinvestment of dividend distributions. For the second half of the calendar year, which is covered by the financial statements in this report, the Fund's total return, again including reinvestment of distributions, was -0.44%. For comparison purposes, the capitalization-weighted Standard & Poors' 500 Index had a twelve month total return of +5.49% and a second half total return of -1.37%. The equally-weighted Value Line Composite Index, comprised of approximately 1,700 stocks and reflecting price changes in the stocks only, had a full year decline of -3.82% and a decline of -10.80% for the second half of the year.

Specific areas of investment concentration for Armstrong during the calendar year included companies involved in the areas of technology, medical equipment/supplies and oil field service. Consumer and aerospace/industrial issues were also important areas of investment during the year. The average market capitalization of companies included in the Fund's portfolio as of the end of 2007 was approximately $65 billion. In terms of the individual stocks, Praxair, Weatherford International, Amazon.com, and PepsiCo recorded the strongest positive results for the twelve months. During the year, cash equivalent levels in the portfolio rose from 1.3% of total net assets at the end of calendar 2006 to 10.2% at 2007 year end.

The first half of 2007 reflected a reasonably positive investment environment. During the second half of the year, however, equity markets weakened due largely to deterioration in important segments of the credit market. The negative impact of the well publicized "subprime" debacle has continued to grow and the full dimensions of the problem have yet to be defined. As the second half of the year progressed, oil prices approached new highs, both price inflation and economic recession fears grew, the exchange rate of the U. S. dollar continued to plummet and political uncertainties associated with the upcoming 2008 Presidential election came into sharper focus. Against this backdrop, equity markets became increasingly volatile and the general market decline that started in July continued through the year-end into 2008.

On the positive side, short term interest rates have declined and may decline further and Congress is focusing on economic stabilization. Importantly, stocks of many large U.S. corporations appear to offer attractive value based on their financial positions, growth prospects and marked-down market valuations. While the near term action of the market can be unpredictable, we believe the current environment offers opportunities for long term investors.

Please call or write us if you have any questions concerning your Armstrong investment.

Sincerely,

/s/ C. K. Lawson

C. K. Lawson
February 16, 2008

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The Basis for the Selection of Portfolios, Inc. as Adviser for the Fund

The approval of Armstrong's (the "Fund") investment advisory agreement with Portfolios, Inc., is made annually by the Independent Directors of its Board of Directors (the "Directors"). Important determinations and conclusions made by the Directors in connection with this responsibility include the following:

First, the Directors have concluded that Portfolios has adhered to the investment specifications included in the Fund's prospectus and has provided satisfactory long term investment results for the Fund's shareholders. In addition, on review and consideration of the investment management fee paid by the Fund to Portfolios and the related expense ratio of the Fund, the Directors have concluded that in comparison to stand-alone funds of comparable size the comparison is satisfactory. The Directors further believe that the administrative and transfer agent services that Portfolios provides Armstrong have been done efficiently and are provided at a reasonable cost when compared to alternatives that had been considered at various times.

On review of the profitability of the Fund's investment advisory agreement to Portfolios, Inc., the Directors have taken into consideration the investment management services provided by the advisor, the staffing required for the advisor to provide these services, the administrative and transfer agent services that are provided, including staffing and equipment expenses, and the substantial additional services not required under any of the agreements that have been provided to Armstrong by Portfolios which have resulted in significant cost savings for the Fund. The Directors have concluded that the investment advisory agreement and related agreements with Portfolios, Inc. did not result in excessive profits and were reasonable.

Regarding the potential of "economies of scale" that could result from future growth in total assets of the Fund, the Directors' review of the issue concluded that the annual investment advisory agreement renewal process allows the Board the continuing opportunity to address the appropriateness of Portfolios' management fees and instigate changes if and when necessary.

Further, the Directors believe that the management of the Fund by Portfolios Inc., which has been directly involved with the management and administration of Armstrong for approximately 40 years, provides the advantage of an unusual level of continuity for the Fund's shareholders. The Directors consider that having Portfolios handle the administrative and transfer agent functions results in a high level of focus on controls which are beneficial in the operation of the Fund.

Having considered these various factors in detail numerous times and seeing no substantive changes, the Directors agreed that it was in the best interest of the Fund and its shareholders to renew the Investment Advisory, Administrative and Transfer Agent Agreements with Portfolios, Inc.

armstrong associates inc.-------------------------------------------------------

About Your Fund's Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The Example is based on an investment of $1,000 invested at the beginning of the Fund's fiscal year on June 30, 2007 and held through December 31, 2007, the six months covered by this semiannual report.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates share transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                   Beginning                Ending
                                 Account Value           Account Value         Expenses Paid
                                 June 30, 2007         December 31, 2007      During Period*
--------------------------------------------------------------------------------------------
Actual                             $1,000.00                 $995.58               $5.89
Hypothetical                       $1,000.00               $1,019.03               $5.97
  (5% return before expenses)
--------------------------------------------------------------------------------------------

*Expenses are equal to Armstrong Associates annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 days.

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Statement of Operations -- 6 Months Ended December 31, 2007

Investment income
        Dividends                                                                        $   115,502
        Interest                                                                              40,085
---------------------------------------------------------------------                    -----------
              Total income                                                                   155,587
---------------------------------------------------------------------                    -----------
   Operating expenses
        Advisory and management fees                                     $    72,359
        Administrative fees                                                    8,131
        Custodian fees                                                         4,081
        Transfer agent fees                                                    4,657
        Registration fees, licenses and other                                  1,995
        Accounting fees                                                        5,609
        Legal fees                                                                --
        Director's fees                                                        4,239
        Reports and notices to shareholders                                    3,989
        Insurance                                                                600         105,660
---------------------------------------------------------------------                    -----------
              Net investment income                                                           49,927
---------------------------------------------------------------------                    -----------
Realized and unrealized gains and losses on investments
   Realized gains (losses) from security transactions
   (excluding short-term obligations)
        Proceeds from sales                                                                  718,187
        Cost of securities sold                                                              563,779
---------------------------------------------------------------------                    -----------
              Net realized gains (losses) from security transactions                         154,408
---------------------------------------------------------------------                    -----------
   Unrealized appreciation (depreciation) of investments
        Beginning of period                                                                8,334,068
        End of period                                                                      8,062,030
---------------------------------------------------------------------                    -----------
              Increase (decrease) in unrealized appreciation                               ($272,038)
---------------------------------------------------------------------                    -----------
              Net realized and unrealized gain (loss) on investments                       ($117,630)
---------------------------------------------------------------------                    -----------
              Increase (decrease) in net assets from operations                          $  ($67,703)
=====================================================================                    ===========

The accompanying notes are an integral part of these financial statements.

armstrong associates inc.-------------------------------------------------------

Statement of Changes in Net Assets -- 6 Months Ended December 31, 2007

Operations:
      Net investment income                                                                    $     49,927
      Net realized gains from security transactions                                                 154,408
      Increase (decrease) in unrealized appreciation of investments                               ($272,038)
------------------------------------------------------------------------------------------     ------------
         Net increase (decrease) in net assets resulting from operation                            ($67,703)
------------------------------------------------------------------------------------------     ------------
Distributions to shareholders
      Dividends paid from net investment income                                                      94,135
      Distributions from net realized gains from investment transactions                          1,156,505
------------------------------------------------------------------------------------------     ------------
         Total distributions to shareholders                                                      1,250,640
------------------------------------------------------------------------------------------     ------------
Capital share transactions
      Net proceeds from sale of capital stock                                                        98,663
      Net asset value of shares issued to shareholders in reinvestment of net
         investment income and net realized gains on security transactions                        1,214,118
      Cost of shares repurchased                                                                   (933,402)
------------------------------------------------------------------------------------------     ------------
         Net increase (decrease) resulting from capital share transaction                           379,379
------------------------------------------------------------------------------------------     ------------
         Net increase (decrease) in net assets                                                    ($938,964)
------------------------------------------------------------------------------------------     ------------
Net assets:
      Beginning of period                                                                        18,405,556
------------------------------------------------------------------------------------------     ------------
      End of period                                                                            $ 17,466,592
==========================================================================================     ============

Statement of Net Assets -- December 31, 2007

Assets:
     Investment in securities at market value                       $17,452,918
     Cash held by custodian                                             155,369
     Prepaid expenses                                                     2,624
     Interest receivable                                                  6,555
     Dividends receivable                                                20,909
     Receivable for fund shares purchased                                19,100
     Receivable for sale of portfolio securities                             --
-----------------------------------------------------------         -----------
         Total Assets                                               $17,657,475

Liabilities:
     Accounts payable and accrued expenses                               11,216
     Payable for fund shares redeemed                                   179,667
     Payable for purchase of portfolio securities                            --
-----------------------------------------------------------         -----------
         Total Liabilities                                              190,883
-----------------------------------------------------------         -----------
Total net assets -- equivalent to $12.36 per share
     with 1,413,332 shares outstanding                              $17,466,592
===========================================================         ===========

Condensed Financial Information

Selected per
Share Data and Ratios (a)
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30

                                   Six months
                                     ended    --------------------------------------------------------------------------------------
                                   12/31/07   2007    2006     2005    2004    2003    2002    2001    2000    1999    1998    1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                 $13.34  $ 12.46 $ 12.13  $ 12.20 $ 10.85 $ 10.43 $ 12.56 $ 15.70 $ 13.53 $ 12.14 $ 11.61 $ 10.45
Income (loss) from
  investment operations
    Net investment income (loss)       .03      .04     .02      .02      --    (.01)   (.05)    .05     .01    (.01)    .03     .06
    Net realized and unrealized
      gains (losses) on investments   (.08)    1.27     .67      .54    1.43     .44   (1.92)  (2.00)   2.64    1.89    1.38    1.64
----------------------------------- ------  ------- -------  ------- ------- ------- ------- ------- ------- ------- ------- -------
Total from investment operations      (.05)    1.31     .69      .56    1.43     .43   (1.97)  (1.95)   2.65    1.88    1.41    1.70
Less distributions
  Dividends from net
    investment income                  .07      .02     .03       --      --     .01     .05      --      --     .04     .05     .07
  Distributions from net
    realized gains                     .86      .41     .33      .63     .08      --     .11    1.19     .48     .45     .83     .47
----------------------------------- ------  ------- -------  ------- ------- ------- ------- ------- ------- ------- ------- -------
Net asset value, end of year        $12.36  $ 13.34 $ 12.46  $ 12.13 $ 12.20 $ 10.85 $ 10.43 $ 12.56 $ 15.70 $ 13.53 $ 12.14 $ 11.61
=================================== ======  ======= =======  ======= ======= ======= ======= ======= ======= ======= ======= =======
Total return                         (0.44)%  10.44%   5.69%    4.64   13.22    4.13  (15.85) (12.99)  20.38   16.26   13.31   17.19
Ratios/supplemental data
  Net assets, end of
    period (000's)                 $17,466  $18,406 $17,506  $17,043 $16,227 $14,148 $13,875 $17,565 $20,126 $17,214 $15,213 $14,300
  Ratio of expenses to average
    net assets                        1.17     1.17    1.20     1.26    1.27    1.34    1.21    1.20    1.23    1.24    1.34    1.47
  Ratio of net investment income
    to average net assets               .3       .3      .2       .2      --      --      --      .4      .1     (.1)     .2      .5
  Portfolio turnover rate                0%       4%     11%       7       5       4       7       9       6       3      20       7

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                    ------------------------------------------------------------------------------------------------
                                       1996    1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
----------------------------------- ------------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                 $  9.70 $  8.19  $  8.26  $  7.08  $  6.87  $  7.38  $  7.74  $  7.17  $  9.66  $  8.72  $  7.65
Income (loss) from
  investment operations
    Net investment income (loss)        .05     .02       --      .02      .06      .16      .23      .24      .09      .10      .14
    Net realized and unrealized
      gains (losses) on investments    1.10    2.12      .10     1.19      .33     (.27)     .19      .67     (.53)    1.51     1.17
----------------------------------- ------- -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from investment operations       1.15    2.14      .10     1.21      .39     (.11)     .42      .91     (.44)    1.61     1.31
Less distributions
  Dividends from net
    investment income                   .02     .04       --      .02      .15      .23      .24      .11      .14      .16      .24
  Distributions from net
    realized gains                      .38     .59      .17      .01      .03      .17      .54      .23     1.91      .51       --
----------------------------------- ------- -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of year        $ 10.45 $  9.70  $  8.19  $  8.26  $  7.08  $  6.87  $  7.38  $  7.74  $  7.17  $  9.66  $  8.72
=================================== ======= =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Total return                          12.09   27.32     1.13    17.12     5.79     (.92)    5.93    13.23    (6.27)   20.00    17.80
Ratios/supplemental data
  Net assets, end of period (000's) $13,100 $11,961  $ 9,255  $ 9,680  $ 9,366  $ 9,228  $ 9,770  $ 9,887  $10,435  $12,294  $11,714
  Ratio of expenses to average
    net assets                         1.44    1.80     1.79     1.79     1.80     1.87     1.79     1.94     1.97     1.73     1.61
  Ratio of net investment income
    to average net assets                .5      .2       --       .2       .8      2.3      2.9      3.0      1.3      1.0      1.6
  Portfolio turnover rate                19      12       21       17       36       24       44       46       20       51       54

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   -------------------------------------------------------------------------------------------------
                                        1985     1984      1983    1982     1981     1980    1979    1978    1977     1976     1975
-----------------------------------  ----------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                  $  7.29  $ 10.22   $  7.10  $ 9.37   $ 7.74  $  7.06  $ 6.50  $ 5.68  $ 5.30  $  3.81  $  2.74
Income (loss) from
  investment operations
    Net investment income (loss)         .24      .16       .21     .41      .24      .23     .16     .08     .04      .03      .07
    Net realized and unrealized
      gains (losses) on investments     1.02    (2.51)     3.72   (1.28)    2.62     1.40     .84     .78     .38     1.53     1.04
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Total from investment operations        1.26    (2.35)     3.93    (.87)    2.86     1.63    1.00     .86     .42     1.56     1.11
Less distributions
  Dividends from net
    investment income                    .14      .20       .43     .19      .23      .13     .11     .04     .04      .07      .04
  Distributions from net
    realized gains                       .76      .38       .38    1.21     1.00      .82     .33      --      --       --       --
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Net asset value, end of year         $  7.65  $  7.29   $ 10.22  $ 7.10   $ 9.37  $  7.74  $ 7.06  $ 6.50  $ 5.68  $  5.30  $  3.81
===================================  =======  =======   =======  ======   ======  =======  ======  ======  ======  =======  =======
Total return                           19.10   (24.01)    61.27   (9.87)   38.04    24.08   15.17   15.31    8.05    42.06    41.46%
Ratios/supplemental data
  Net assets, end of period (000's)  $10,957  $ 9,788   $12,869  $7,669   $8,277  $ 5,777  $4,538  $3,886  $3,649  $ 3,785  $ 2,892
  Ratio of expenses to average
    net assets                          1.71     1.56      1.57   1.67      1.50     1.64    1.50    1.45    1.50     1.50     1.50
  Ratio of net investment income
    to average net assets                3.1      1.9       2.4     5.6      2.7      3.2     2.3     1.6     1.9       .8      2.7
  Portfolio turnover rate                 53       96        59      34       60      131      97     151     113      113      210%

Notes:

(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b) For the six month period ending December 31, 2007, the total return for the period was -0.44%. This return is not annualized.

The accompanying notes are an integral part of these financial statements.


                                      6 & 7
armstrong associates inc.-------------------------------------------------------

Portfolio of Investments in Securities -- December 31, 2007

No. of shares   Industry & Issue                                             Cost    Market value  % of assets
--------------------------------------------------------------------------------------------------------------
                Aerospace, Industrial Products & Materials (13.8%)
      5,000        The Boeing Company                                      $293,580      $437,300         2.5%
      4,000        Caterpillar, Inc.                                        267,040       290,240         1.7
     12,000        Praxair, Inc.                                            212,890     1,064,520         6.1
      8,000        United Technologies Corporation                          254,750       612,320         3.5

                Broadcasting, Media & Advertising (4.7%)
     10,000        Omnicom Corporation                                      275,750       475,300         2.7
     20,000        Time Warner, Inc.                                        138,795       345,200         2.0

                Business Services & Products (8.2%)
     10,000        Avery Dennison Corporation                               140,800       531,400         3.0
     15,750        Iron Mountain, Inc.                                      265,081       583,065         3.3
     13,500        Staples, Inc.                                            175,875       311,445         1.8

                Communications & Related (2.2%)
     12,000        Corning, Inc                                              65,522       287,880         1.6
      2,500        Tyco Electronics                                          83,304        92,825         0.5

                Computer, Software & Related (8.4%)
     10,000        Cisco Systems, Inc.                                      176,200       270,699         1.5
      8,000        Dell, Inc.                                               232,103       196,080         1.1
     10,000        Intel Corporation                                        169,100       266,600         1.5
     12,000        Intuit, Inc.                                             268,337       379,320         2.2
     10,000        Microsoft, Inc.                                          267,700       356,000         2.0

                Consumer Discretionary (10.1%)
     15,000        Brinker International, Inc.                              191,074       293,400         1.7
     15,000        Pepsico, Inc                                              87,647     1,138,500         6.5
      8,000        Royal Caribbean Cruises, Ltd                             203,564       339,520         1.9

                Consumer Staples (9.9%)
      8,000        CVS Caremark Corporation                                 233,482       318,000         1.8
      6,000        Kimberly Clark Corporation                               227,121       416,040         2.4
      7,051        Procter & Gamble Company                                 166,631       517,684         3.0
     10,000        Wal-Mart Stores, Inc                                     123,000       475,300         2.7

-----------------------------------------------------------------------------aai

No. of shares   Industry & Issue                                             Cost    Market value  % of assets
--------------------------------------------------------------------------------------------------------------
              Diversified Manufacturing (2.1%)
      7,000      General Electric Company                                   239,820       259,490        1.5
      2,500      Tyco International, Ltd.                                   113,141        99,125        0.6

              Energy & Related (7.3%)
      8,000      Basic Energy Services, Inc.                                182,756       175,600        1.0
     11,000      Halliburton Company                                        238,361       417,010        2.4
     10,000      Weatherford International, Inc.                            284,734       686,000        3.9

              Environmental Services (5.1%)
     18,000      Waste Connection, Inc.                                     241,040       556,200        3.2
     10,000      Waste Management, Inc                                      309,300       326,700        1.9

              Financial Services (1.9%)
      8,000      Bank of America Corporation                                240,350       330,080        1.9

              Internet Related (1.0%)
      7,500      Yahoo, Inc.                                                260,835       174,450        1.0

              Medical & Related (11.2%)
     15,000      Abbott Laboratories                                         85,518       842,250        4.8
      2,500      Coviden, Ltd.                                               91,777       110,725        0.6
     20,000      Medtronics, Inc.                                           190,438     1,005,400        5.8

              Transportation Services (4.1%)
     15,000      Southwest Airlines Company                                 217,275       183,000        1.0
      3,500      United Parcel Service, Inc.                                261,967       247,520        1.4
     15,000      UTI Worldwide, Inc.                                        157,229       294,000        1.7

CASH, SHORT TERM DEBT AND RECEIVABLES LESS LIABILITIES                    1,761,325     1,760,404       10.1
------------------------------------------------------------------------------------------------------------
Total Net Assets                                                         $9,395,211   $17,466,592      100.0%
============================================================================================================

The accompanying notes are an integral part of these financial statements.

armstrong associates inc.-------------------------------------------------------

Notes to Financial Statements -- December 31, 2007

Note A -- Nature of Operations and Summary of Accounting Policies

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

      Armstrong Associates, Inc. (the Company) is registered under The Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

      The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business. A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued. A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued (i), in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and (ii), in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued. When market quotations are not available, a security is valued at the fair market value that is determined in line with procedures established by the Board of Directors of the Fund. Short-term debt securities are carried at cost which approximates market. In the event the Fund should have other assets, they are also valued at fair market value as determined in good faith by the Board of Directors. Using fair market value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investment Transactions and Investment Income

      Investment transactions are recorded on the basis of trade date, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of American requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B -- Federal Income Taxes

      As of December 31, 2007, the Company qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

-----------------------------------------------------------------------------aai

Note C -- Purchases and Sales of Securities

      For the six months ended December 31, 2007, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $0 and $718,187, respectively.

      The Company paid total brokerage commissions aggregating $2,720 in the six months ended December 31, 2007 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D -- Investment Advisory, Transfer Agent and Administrative Fees

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the six months ended December 31, 2007, investment advisory fees to Portfolios amounted to $72,359. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the six months ended December 31, 2007.

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $4,657 were incurred by the Company for the six months ended December 31, 2007. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At December 31, 2007, the Company owed Portfolios $14,288 in accrued investment advisory fees, transfer agent fees and administrative fees.

Note E -- Capital Stock

      On December 31, 2007, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,455,493. Transactions in capital stock for the 6 months ended December 31, 2007 and 2006 were as follows:

                                                               2007       2006
----------------------------------------------------      ---------   --------
Shares sold                                                   7,974      5,321
Shares issued as reinvestment of dividends                   97,285     43,981
----------------------------------------------------      ---------   --------
                                                            105,259     49,302
Shares redeemed                                             (72,166)   (50,338)
----------------------------------------------------      ---------   --------
     Net increase (decrease) in shares outstanding           33,093     (1,036)
====================================================      =========   ========

Note F -- Distributions to Shareholders

      The tax character of distributions paid during the six months ended December 31 was as follows:

                                          2007                    2006
-------------------------------------------------------------------------------
                                    Amount    Per share      Amount   Per share
------------------------------  ----------    ---------    --------   ---------
Distributions paid from
    Ordinary income               $ 94,134         $.07    $ 27,412        $.02
    Capital gains                1,156,505         $.86     561,938        $.41
------------------------------  ----------    ---------    --------   ---------
Total distributions paid        $1,250,639         $.93    $589,350        $.43
==============================  ==========    =========    ========   =========

Officers and Directors
C.K. Lawson                                      Cruger S. Ragland
President, Treasurer and Director.               Director
                                                 Retired President,
Candace L. Bossay                                Ragland Insurance Agency, Inc.
Vice President and Secretary
                                                 Ann D. Reed
Eugene P. Frenkel, M.D.                          Director
Director                                         Private Investor
Professor of Internal Medicine and Radiology
Southwestern Medical School

Douglas W. Maclay
Director
President, Maclay Properties Company

----------------------------------------------------------------------------------------------------------------
Custodian                             Transfer Agent          Auditors                        Investment Advisor
Union Bank of California, N.A.        Portfolios, Inc.        Farmer, Fuqua & Huff, P.C.      Portfolios, Inc.
San Francisco, California             Dallas, Texas           Plano, Texas                    Dallas, Texas
----------------------------------------------------------------------------------------------------------------

Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www.sec.gov.

Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


                                      ---
                                      aai
                                      ---
                           armstrong associates inc.

            750 N. St. Paul    Suite 1300    Dallas, Texas 75201-3250
                       (214)720-9101    (214)871-8948 FAX

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from June 30, 2007, through December 31, 2007, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 5, 2007